Note C - Loans and Allowance for Loan Losses (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Increase (Decrease) in Other Loans	$ 82
Change In Troubled Debt Restructurings	1.00%
Impaired Financing Receivable, Related Allowance	$ 807	$ 98	$ 94
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	$ 941	$ 758
Financing Receivable, Modifications, Number of Contracts	2	0	2
Financing Receivable, Troubled Debt Restructuring, Provision	$ 185
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0		$ 0
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0		0
Financing Receivable, Modified During Period, Amount	$ 50,586	$ 28,738
Minimum Loan Balance For Loans Evaluated by Risk Categories	$ 750
Percentage of Loan Portfolio	100.00%	100.00%
Troubled Debt Restructurings [Member]
Impaired Financing Receivable, Related Allowance	$ 227	$ 98
Unsecured [Member]
Percentage of Loan Portfolio	5.00%	5.02%
Residential Portfolio Segment [Member]
Real Estate Acquired Through Foreclosure	$ 68	$ 134
Mortgage Loans in Process of Foreclosure, Amount	$ 1,780	$ 2,375
Percentage of Loan Portfolio	40.15%	39.13%
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Troubled Debt Restructuring, Subsequent Default		$ 362
Percentage of Loan Portfolio	28.75%	27.84%